ASSET RETIREMENT OBLIGATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Asset Retirement Obligation 1	$ 145,029
Asset Retirement Obligation 2	96,395
Asset Retirement Obligation 3	$ 220,000
Asset Retirement Obligation 4	10.00%
Asset Retirement Obligation 5	2.00%
Asset Retirement Obligation 6	$ 221,322